Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital and Ratios

The regulatory capital and ratios for Schwab Bank are as follows:

			Minimum Capital		Minimum to be
	Actual		Requirement		Well Capitalized

	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2012
Tier 1 Risk-Based Capital	$5,707	20.0%	$1,139	4.0%	$1,709	6.0%
Total Risk-Based Capital	$5,760	20.2%	$2,279	8.0%	$2,848	10.0%
Tier 1 Leverage	$5,707	6.7%	$3,412	4.0%	$4,266	5.0%
Tangible Equity	$5,707	6.7%	$1,706	2.0%	N/A

December 31, 2011
Tier 1 Risk-Based Capital	$4,984	23.4%	$850	4.0%	$1,276	6.0%
Total Risk-Based Capital	$5,036	23.7%	$1,701	8.0%	$2,126	10.0%
Tier 1 Leverage	$4,984	7.5%	$2,642	4.0%	$3,302	5.0%
Tangible Equity	$4,984	7.5%	$1,321	2.0%	N/A

N/A Not applicable.

Net Capital and Net Capital Requirements for Schwab and optionsXpress, Inc.

Net capital and net capital requirements for Schwab and optionsXpress, Inc. at December 31, 2012, are as follows:

	Net Capital	% of Aggregate Debit Balances	Minimum Net Capital Required	2% of Aggregate Debit Balances	Net Capital in Excess of Required Net Capital	Net Capital in Excess of 5% of Aggregate Debit Balances

Schwab	$1,365	9%	$0.250	$297	$1,068	$623
optionsXpress, Inc.	$87	40%	$1	$5	$82	$76